Simplify Hedged Equity ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 100.4%
Equity Funds – 100.4%
iShares Core S&P 500 ETF(a)(b)
(Cost $197,482,770) ..................................................... 380,793 $ 219,649,018
Number of
Contracts Notional Amount
Purchased Options – 0.6%
Puts – Exchange-Traded – 0.6%
S&P 500 Index, October Strike Price $5,270, Expires 10/18/24(c) ......... 127 $ 66,929,000 67,310
S&P 500 Index, November Strike Price $5,270, Expires 11/15/24(c) ........ 126 66,402,000 320,040
S&P 500 Index, December Strike Price $5,435, Expires 12/20/24(c) ....... 125 67,937,500 833,750
1,221,100
Total Purchased Options (Cost $2,455,046) ........................................... 1,221,100
Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.92%(d)
(Cost $76,965) .......................................................... 76,965 76,965
Total Investments – 101.0%
(Cost $200,014,781) ........................................................... $ 220,947,083
Liabilities in Excess of Other Assets – (1.0)% ......................................... (2,244,388)
Net Assets – 100.0% ............................................................ $ 218,702,695
Number of
Contracts Notional Amount
Written Options – (1.2)%
Puts – Exchange-Traded – (0.1)%
S&P 500 Index, October Strike Price $4,440, Expires 10/18/24 ........... (127) $ (56,388,000) $ (17,463)
S&P 500 Index, November Strike Price $4,425, Expires 11/15/24 .......... (126) (55,755,000) (63,630)
S&P 500 Index, December Strike Price $4,575, Expires 12/20/24 ......... (125) (57,187,500) (180,000)
(261,093)
Calls – Exchange-Traded – (1.1)%
S&P 500 Index, October Strike Price $5,825, Expires 10/18/24 ........... (127) $ (73,977,500) $ (468,630)
S&P 500 Index, November Strike Price $5,825, Expires 11/15/24 .......... (126) (73,395,000) (1,265,040)
S&P 500 Index, December Strike Price $6,025, Expires 12/20/24 ......... (125) (75,312,500) (686,250)
(2,419,920)
Total Written Options (Premiums Received $2,428,145) ................................. $ (2,681,013)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $134,987,416 have been pledged as collateral for options as of September 30, 2024.
(c) Held in connection with Written Options.
(d) Rate shown reflects the 7-day yield as of September 30, 2024.

Simplify Hedged Equity ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Summary of Investment Type††
Investment Categories
% of Net
Assets
Exchange-Traded Funds ........................................................................... 100.4%
Purchased Options ............................................................................... 0.6%
Money Market Funds ............................................................................. 0.0%†
Total Investments ................................................................................ 101.0%
Liabilities in Excess of Other Assets .................................................................. (1.0)%
Net Assets ..................................................................................... 100.0%